Financial Liabilities	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Financial Liabilities	Financial liabilities
The breakdown of financial liabilities at December 31, 2023 and the corresponding maturities schedule is as follows:

Millions of euros
	Current	Non-current
Maturity	2024	2025	2026	2027	2028	Subsequent years	Non-current total	Total
Debentures and bonds	1,565	3,133	2,072	3,911	2,110	17,407	28,633	30,198
Promissory notes & commercial paper	1,141	54	12	3	19	140	228	1,369
Total Issues	2,706	3,187	2,084	3,914	2,129	17,547	28,861	31,567
Loans and other payables	759	553	498	327	311	1,153	2,842	3,601
Derivative instruments (Note 19)	236	160	77	585	335	500	1,657	1,893
Total	3,701	3,900	2,659	4,826	2,775	19,200	33,360	37,061
The estimate of future payments for interest on these financial liabilities at December 31, 2023 is as follows: 1,202 million euros in 2024, 1,115 million euros in 2025, 1,031 million euros in 2026, 912 million euros in 2027, 831 million euros in 2028 and 7,067 million euros in years after 2028. For floating rate financing, the Group mainly estimates future interest using the forward curve of the various currencies at December 31, 2023.
Derivative instruments in the table above include the fair value of derivatives classified as financial liabilities, i.e. when they have a negative mark-to-market, yet excluding the fair value of derivatives classified as current financial assets (352 million euros, see Note 15) and non-current financial assets (1,940 million euros, see Note 12).
The heading “Financed operating payments and investments in property, plant and equipment and intangible assets payments”, in the “Net cash used in financing activities” flow of the consolidated statement of cash flow (see Note 28) amounted to 245 million euros corresponding in its totality to financed spectrum licenses (698 million euros in 2022 of which 657 million euros corresponded to financed spectrum licenses and 41 million euros of payments to suppliers or with factoring companies with extended terms).
The composition of the financial liabilities by category at December 31, 2023 and 2022 is as follows:

December 31, 2023
	Fair value through profit or loss			Measurement hierarchy
Millions of euros	Held for trading	Fair value option	Hedges	Level 1 (Quoted prices)	Level 2 (Other directly observable market inputs)	Level 3 (Inputs not based on observable market data)	Liabilities at amortized cost	Total carrying amount	Total fair value
Issues	—	—	—	—	—	—	31,567	31,567	30,498
Loans and other payables	—	—	—	—	—	—	3,601	3,601	3,602
Derivative instruments	582	—	1,311	—	1,893	—	—	1,893	1,893
Total financial liabilities	582	—	1,311	—	1,893	—	35,168	37,061	35,993

December 31, 2022
	Fair value through profit or loss			Measurement hierarchy
Millions of euros	Held for trading	Fair value option	Hedges	Level 1 (Quoted prices)	Level 2 (Other directly observable market inputs)	Level 3 (Inputs not based on observable market data)	Liabilities at amortized cost	Total carrying amount	Total fair value
Issues	—	—	—	—	—	—	32,167	32,167	29,314
Loans and other payables	—	—	—	—	—	—	4,544	4,544	4,514
Derivative instruments	973	—	1,395	—	2,368	—	—	2,368	2,368
Total financial liabilities	973	—	1,395	—	2,368	—	36,711	39,079	36,196
The calculation of the fair values of the Telefónica Group’s debt instruments required an estimate of the credit spread curve for each currency and corresponding subsidiary using the prices of the Group’s bonds and credit derivatives.
At December 31, 2023, some of the financing arranged by Telefónica Group companies in Latin America (Peru), which amounted to approximately 1% of the Telefónica Group’s gross debt, was subject to compliance with certain financial covenants. To date, these covenants are being met and have no impact on the debt of the Telefónica Group companies. Due to the absence of cross-defaults, breach of the covenants would not affect the debt at Telefónica, S.A. level.
Some of the financial liabilities of Telefónica Group includes adjustments in the amortized cost at December 31, 2023 and 2022 as a result of fair value interest rate and exchange rate hedges.
Issues, promissory notes, commercial paper, loans and other payables
The movement in issues, promissory notes, commercial paper, loans and other payables in 2023 and 2022 arising from financial activities is as follows:

		Cash used in financing activities
Millions of euros	Balance at 12/31/2022	Cash received	Cash paid	Translation differences and exchange gains and losses	Financial updates	Other movements	Balance at 12/31/2023
Issues	31,268	967	(1,910)	(302)	175	—	30,198
Promissory notes and commercial paper	899	504	(43)	—	—	9	1,369
Loans and other payables	4,544	1,183	(1,456)	26	1	(697)	3,601

		Cash used in financing activities
Millions of euros	Balance at 12/31/2021	Cash received	Cash paid	Translation differences and exchange gains and losses	Financial updates	Other movements	Balance at 12/31/2022
Issues	33,920	1,746	(3,541)	724	(1,623)	42	31,268
Promissory notes and commercial paper	1,488	7	(600)	4	—	—	899
Loans and other payables	4,693	742	(1,802)	55	(38)	894	4,544
Debentures and bonds
Financial updates of debenture and bond issues include mainly the value adjustment of the basis adjustment bonds due to their fair value hedges, impacted by interest rate movements.
At December 31, 2023, the nominal amount of outstanding debentures and bonds issues was 29,779 million euros (31,095 million euros at December 31, 2022). Appendix III presents the characteristics of all outstanding debentures and bond issues at the year-end 2023, and the significant issues made during the year.
Telefónica, S.A. has a full and unconditional guarantee on issues made by Telefónica Emisiones, S.A.U., and Telefónica Europe, B.V., both of which are wholly owned finance subsidiaries of Telefónica, S.A. No other subsidiaries of Telefónica, S.A. provide guarantees on these issues.
Promissory notes and commercial paper
The main programs for issuance of promissory notes and commercial paper are the following:
•At December 31, 2023, Telefónica Europe, B.V. had a commercial paper issuance program guaranteed by Telefónica, S.A. for up to 5,000 million euros. The outstanding balance of commercial paper issued under this program at December 31, 2023 was 1,000 million euros, issued at an average interest rate of 3.65% for 2023 (500 million euros issued in 2022 at an average rate of 0.28%).
•At December 31, 2023, Telefónica, S.A. had a corporate promissory note program for 500 million euros expandable to 2,000 million euros, with no outstanding balance at December 31, 2023 (no outstanding balance at December 31, 2022).
Interest-bearing debt
Other movements in "Loans and other payables" at December 31, 2023 include collections and payments related to collateral liabilities deposit associated with Telefónica, S.A. debt for a net amount of proceeds amounting to 589 million euros (580 million euros for a net amount of payments at December 31, 2022).
The average interest rate on outstanding loans and other payables at December 31, 2023 was 4.47% (3.45% in 2022). This percentage does not include the impact of hedges arranged by the Group.
The main financing transactions included under “Interest-bearing debt” line outstanding at December 31, 2023 and 2022 and their nominal amounts are provided in Appendix V.
Interest-bearing debt arranged or repaid in 2023 mainly includes the following:

Description	Limit 12/31/2023(*) (million euros)	Currency	Outstanding balance 12/31/2023 (million euros)	Arrangement date	Maturity date	Drawndown 2023 (million euros)	Repayment 2023 (million euros)
Telefónica, S.A.
Sustainable syndicated (1)	5,500	EUR	—	03/15/2018	01/13/2027	—	—
Bilateral loan	—	EUR	125	12/23/2022	06/15/2033	125	—
Bilateral loan	—	EUR	150	02/14/2023	09/29/2033	150	—
Telefónica Brasil, S.A.
Bilateral loan	—	USD	—	04/04/2022	09/28/2023	—	199
Telefónica Móviles Chile, S.A.
Bilateral loan	—	USD	—	04/17/2020	09/29/2023	—	133
Bilateral loan	—	USD	116	08/22/2023	08/22/2026	116	—
Bluevia Fibra S.L.U.
Syndicated (2)	360	EUR	250	11/16/2022	12/20/2028	10	(5)
Telxius Telecom, S.A.
Syndicated (3)	—	EUR	—	12/01/2017	12/01/2024	—	201
Syndicated (4)	145	EUR	100	12/01/2023	12/01/2028	100	—
(1) The first one year extension option of the 5,500 million euros syndicated credit facility of Telefonica, S.A., was executed on January 13, 2023 and the second one year extension option on January 13, 2024. The facility had two annual extension options at Telefónica, S.A. request, with a maximum maturity up to 2029.
(2) On December 20, 2023 the first one year extension of the Bluevía Fibra S.L.U syndicated facility for 360 million euros was executed. The facility has two annual extension options at Bluevía Fibra S.L.U request with a maturity maximum up to 2029.
(3) On December 1, 2023 there was early cancellation on the Telxius Telecom, S.A, syndicated facility signed on 2017.
(4) The facility has two annual extension options at Telxius Telecom, S.A, request with a maturity maximum up to 2030.
(*) Undrawn limit.
At December 31, 2023, the Telefónica Group presented availabilities of financing from different sources that amounted to approximately 11,315 million euros (11,737 million euros at December 31, 2022), of which 11,148 million euros will mature in more than twelve months.
Within these availabilities of financing, 10,282 million euros are included, whose interests are linked to the fulfillment of sustainability objectives. Of these, 4,032 million euros correspond to committed lines and bilateral financing, 750 million euros correspond to the sustainable syndicated loan of Telefónica Germany GmbH & Co. OHG (see Annex V) and 5,500 million euros correspond to the sustainable syndicated loan of Telefónica, S.A. (see Note 29.d).
Loans by currency
The breakdown of “Loans and other payables” line by currency at December 31, 2023 and 2022, and the equivalent value of foreign-currency loans in euros, is as follows:

	Outstanding balance (in millions)
	Local Currency		Euros
Currency	12/31/2023	12/31/2022	12/31/2023	12/31/2022
Euro	2,266	2,823	2,266	2,823
U.S. dollar	389	514	352	481
Brazilian real	119	1,688	22	303
Colombian peso	1,402,872	1,402,435	332	273
Mexican peso	2,716	4,501	145	217
Uruguayan peso	5,455	5,456	126	128
Chilean Peso	247,252	181,601	255	199
Other currencies			103	120
Total Group			3,601	4,544